Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046 713 626 1919 www.invesco.com/us

August 13, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	AIM Investment Securities Funds (Invesco Investment Securities Funds)
CIK No. 0000842790
Invesco Government Money Market Fund (the “Fund”)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplements for the Fund as filed pursuant to Rule 497(e) under the 1933 Act on August 8, 2018 (Accession Number: 0001193125-18-242320).

Please direct any comments or questions to the undersigned or contact me at (713) 214-1587.

Very truly yours,

/s/ John Kim
John Kim
Counsel